ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of BACs sold and total equity raised

	Issued		Outstanding
	2023	2022	2023	2022
Series 20	3,866,700	3,866,700	3,828,200	3,828,200
Series 21	1,892,700	1,892,700	1,879,500	1,879,500
Series 22	2,564,400	2,564,400	2,550,145	2,550,145
Series 23	3,336,727	3,336,727	3,303,327	3,303,327
Series 24	2,169,878	2,169,878	2,150,053	2,150,053
Series 25	3,026,109	3,026,109	3,016,809	3,016,809
Series 26	3,995,900	3,995,900	3,926,374	3,926,374
Series 27	2,460,700	2,460,700	2,431,350	2,431,350
Series 28	4,000,738	4,000,738	3,979,139	3,979,139
Series 29	3,991,800	3,991,800	3,911,725	3,911,725
Series 30	2,651,000	2,651,000	2,621,200	2,621,200
Series 31	4,417,857	4,417,857	4,375,757	4,375,757
Series 32	4,754,198	4,754,198	4,706,298	4,706,298
Series 33	2,636,533	2,636,533	2,605,833	2,605,833
Series 34	3,529,319	3,529,319	3,474,319	3,474,319
Series 35	3,300,463	3,300,463	3,277,913	3,277,913
Series 36	2,106,838	2,106,838	2,083,704	2,083,704
Series 37	2,512,500	2,512,500	2,489,100	2,489,100
Series 38	2,543,100	2,543,100	2,536,200	2,536,200
Series 39	2,292,151	2,292,151	2,288,351	2,288,351
Series 40	2,630,256	2,630,256	2,611,356	2,611,356
Series 41	2,891,626	2,891,626	2,865,176	2,865,176
Series 42	2,744,262	2,744,262	2,706,362	2,706,362
Series 43	3,637,987	3,637,987	3,617,987	3,617,987
Series 44	2,701,973	2,701,973	2,682,873	2,682,873
Series 45	4,014,367	4,014,367	3,989,967	3,989,967
Series 46	2,980,998	2,980,998	2,965,635	2,965,635
	83,651,080	83,651,080	82,874,653	82,874,653

Schedule of weighted average number of units used in calculating net income (loss) per beneficial assignee certificate

	2023	2022
Series 20	3,828,200	3,828,200
Series 21	1,879,500	1,879,500
Series 22	2,550,145	2,550,145
Series 23	3,303,327	3,303,327
Series 24	2,150,053	2,150,053
Series 25	3,016,809	3,016,809
Series 26	3,926,374	3,926,374
Series 27	2,431,350	2,431,350
Series 28	3,979,139	3,979,139
Series 29	3,911,725	3,911,725
Series 30	2,621,200	2,621,200
Series 31	4,375,757	4,375,757
Series 32	4,706,298	4,706,298
Series 33	2,605,833	2,605,833
Series 34	3,474,319	3,474,319
Series 35	3,277,913	3,277,913
Series 36	2,083,704	2,083,704
Series 37	2,489,100	2,489,100
Series 38	2,536,200	2,536,200
Series 39	2,288,351	2,288,351
Series 40	2,611,356	2,611,356
Series 41	2,865,176	2,865,176
Series 42	2,706,362	2,706,362
Series 43	3,617,987	3,617,987
Series 44	2,682,873	2,682,873
Series 45	3,989,967	3,989,967
Series 46	2,965,635	2,965,635
	82,874,653	82,874,653